Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Accumulated Balances Other Comprehensive Income (Loss)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2025:

	Unrealized	Unrealized	Foreign
	Gains (losses)	Gains (losses)	currency
	on marketable	on cash flow	translation
	securities	hedges	adjustment	Total

Beginning balance	$(1,668)	$-	$800	$(868)
Other comprehensive income before reclassifications	2,201	3,581	-	5,782
Amounts reclassified from accumulated other comprehensive income	(58)	(2,233)	-	(2,291)

Net current period other comprehensive income	2,143	1,348	-	3,491

Ending Balance	$475	$1,348	$800	$2,623